Other Non-current Liabilities - Summary of Other Non-current Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other non-current liabilities [abstract]
Unredeemed credits under the frequent flyer award programs	¥ 1,602	¥ 1,745	¥ 1,763
Long-term payables	193	291
Others	29	0
Other non-current liabilities	¥ 1,824	¥ 2,036